Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Contract Assets and Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract Assets:
Beginning balance	$ 34,274,007	$ 34,718,749
Additions	27,242,031	34,877,851
Disposals	(1,397,714)	(2,658,641)
Business Combination		576,463
Amortization	(29,002,995)	(30,501,315)
Translation effect	(1,527,225)	(2,739,100)
Ending balance	29,588,104	34,274,007
Non-current contract assets	817,740	1,786,560
Current portion contracts assets	$ 28,770,364	$ 32,487,447